Aristotle Small/Mid Cap Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Communication Services - 1.3%
TKO Group Holdings, Inc.	1,418	$296,362

Consumer Discretionary - 6.9%
Hilton Grand Vacations, Inc. (a)	3,271	146,377
KB Home	3,380	190,666
LKQ Corp.	6,397	193,189
Matthews International Corp. - Class A	6,503	169,858
Pool Corp.	425	97,219
Service Corp. International	2,849	222,137
Sonos, Inc. (a)	5,522	96,966
Valvoline, Inc. (a)	7,253	210,772
Wolverine World Wide, Inc.	10,224	185,566
		1,512,750

Consumer Staples - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	2,395	215,622
Herbalife Ltd. (a)	8,382	108,044
Interparfums, Inc.	2,207	187,220
J & J Snack Foods Corp.	1,358	122,722
Nu Skin Enterprises, Inc. - Class A	2,019	19,423
Primo Brands Corp.	5,283	86,377
TreeHouse Foods, Inc. (a)	278	6,558
		745,966

Energy - 4.4%
Northern Oil & Gas, Inc.	3,483	74,780
Oceaneering International, Inc. (a)	7,148	171,766
Permian Resources Corp.	24,871	348,940
Range Resources Corp.	10,865	383,100
		978,586

Financials - 12.7%
Atlantic Union Bankshares Corp.	4,629	163,404
Baldwin Insurance Group, Inc. - Class A (a)	8,500	204,255
BankUnited, Inc.	9,167	408,573
Banner Corp.	2,327	145,810
Cohen & Steers, Inc.	2,333	146,466
Columbia Banking System, Inc.	6,372	178,097
Euronet Worldwide, Inc. (a)	2,875	218,816
First Interstate BancSystem, Inc. - Class A	5,591	193,449
National Bank Holdings Corp. - Class A	7,221	274,470
Old National Bancorp	6,818	152,109
Perella Weinberg Partners	5,482	94,839
Texas Capital Bancshares, Inc. (a)	1,340	121,324
United Community Banks, Inc. of Georgia	5,179	161,688
Voya Financial, Inc.	2,990	222,725
WSFS Financial Corp.	2,053	113,408
		2,799,433

Health Care - 12.7%
Acadia Healthcare Co., Inc. (a)	6,093	86,460
Charles River Laboratories International, Inc. (a)	1,125	224,415
Chemed Corp.	697	298,218
Encompass Health Corp.	3,599	381,998
Haemonetics Corp. (a)	4,269	342,160
HealthEquity, Inc. (a)	4,637	424,795
Merit Medical Systems, Inc. (a)	4,026	354,852
Pediatrix Medical Group, Inc. (a)	4,977	106,458
Perrigo Co. PLC	5,630	78,369
Prestige Consumer Healthcare, Inc. (a)	2,375	146,514
QuidelOrtho Corp. (a)	4,635	132,376
Supernus Pharmaceuticals, Inc. (a)	2,727	135,532
Teleflex, Inc.	715	87,259
		2,799,406

Industrials - 20.6%
AerCap Holdings NV	3,219	462,763
Albany International Corp. - Class A	3,329	168,780
Alight, Inc. - Class A	33,425	65,179
Amentum Holdings, Inc. (a)	6,078	176,262
Dycom Industries, Inc. (a)	1,421	480,156
Flowserve Corp.	2,863	198,635
FTAI Aviation Ltd.	1,648	324,409
FTI Consulting, Inc. (a)	1,131	193,209
GXO Logistics, Inc. (a)	3,525	185,556
HEICO Corp. - Class A	577	145,652
Hexcel Corp.	3,373	249,265
Huron Consulting Group, Inc. (a)	2,883	498,500
IDEX Corp.	1,147	204,097
Jacobs Solutions, Inc.	1,561	206,770
KBR, Inc.	5,611	225,562
Knight-Swift Transportation Holdings, Inc.	5,442	284,508
Mercury Systems, Inc. (a)	2,544	185,737
Verra Mobility Corp. (a)	7,637	171,145
WillScot Holdings Corp.	5,842	110,005
		4,536,190

Information Technology - 21.2%
ACI Worldwide, Inc. (a)	7,918	378,560
Advanced Energy Industries, Inc.	2,180	456,427
ASGN, Inc. (a)	4,596	221,389
Belden, Inc.	2,885	336,247
Box, Inc. - Class A (a)	8,607	257,435
Ciena Corp. (a)	2,744	641,739
Dolby Laboratories, Inc. - Class A	2,216	142,311
Gartner, Inc. (a)	521	131,438
Insight Enterprises, Inc. (a)	722	58,821
IPG Photonics Corp. (a)	1,122	80,335
Itron, Inc. (a)	3,403	316,003
Knowles Corp. (a)	11,569	247,924
Littelfuse, Inc.	1,150	290,858
MACOM Technology Solutions Holdings, Inc. (a)	3,034	519,663
Novanta, Inc. (a)	1,869	222,392
Rogers Corp. (a)	942	86,259
Teledyne Technologies, Inc. (a)	546	278,859
		4,666,660

Materials - 7.7%
Alamos Gold, Inc. - Class A	15,091	582,211
AptarGroup, Inc.	2,025	246,969
Axalta Coating Systems Ltd. (a)	5,144	166,203
James Hardie Industries PLC (a)	10,051	208,558
Scotts Miracle-Gro Co.	4,944	288,482
Silgan Holdings, Inc.	4,799	193,736
		1,686,159

Utilities - 2.1%
Essential Utilities, Inc.	1,388	53,244
IDACORP, Inc.	1,331	168,451
Pinnacle West Capital Corp.	1,535	136,155
UGI Corp.	2,940	110,044
		467,894
TOTAL COMMON STOCKS (Cost $17,437,991)		20,489,406

REAL ESTATE INVESTMENT TRUSTS - 5.3%	Shares	Value
Financials - 2.0%
HA Sustainable Infrastructure Capital, Inc.	14,088	442,786

Real Estate - 3.3%
Agree Realty Corp.	2,619	188,647
Americold Realty Trust, Inc.	8,641	111,123
BXP, Inc.	1,257	84,823
Healthpeak Properties, Inc.	10,502	168,872
Safehold, Inc.	1,454	19,905
STAG Industrial, Inc.	4,450	163,582
		736,952
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,138,652)		1,179,738

CLOSED-END FUNDS - 0.8%	Shares	Value
SLR Investment Corp.	11,385	176,012
TOTAL CLOSED-END FUNDS (Cost $167,929)		176,012

TOTAL INVESTMENTS - 99.1% (Cost $18,744,572)		21,845,156
Money Market Deposit Account - 0.6% (b)		142,943
Other Assets in Excess of Liabilities - 0.3%		54,878
TOTAL NET ASSETS - 100.0%		$22,042,977

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,489,406	$–	$–	$20,489,406
Real Estate Investment Trusts	1,179,738	–	–	1,179,738
Closed-End Funds	176,012	–	–	176,012
Total Investments	$21,845,156	$–	$–	$21,845,156

Refer to the Schedule of Investments for further disaggregation of investment categories.